Acquisitions - Summary of Brief Description of the Most Significant Acquisition (Detail) - Pondera Solutions [Member]	12 Months Ended
Dec. 31, 2022
Description Of Acquisitions Completed [Line Items]
Date of acquisition	April 2022
Name of acquiree	ThoughtTrace
Description of the acquiring segment	Corporates
Description of acquiree	A business that uses artificial intelligence and machine learning to read, organize and manage document workflows.